Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
	For the six months ended June 30, 2021	For the six months ended June 30, 2022
	RMB	RMB
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to Ucommune International Ltd’s shareholders	(298,122)	(229,269)
Denominator:
Weighted average ordinary shares used in computing basic and diluted loss per share*	4,225,852	4,373,728
Basic and diluted net loss per share**	(70.55)	(52.42)

*	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.

**	The potential dilutive securities were not included in the calculation of dilutive net loss per share in those periods where their inclusion would be anti-dilutive.